As filed with the Securities and Exchange Commission on September 28, 2006
                       Registration No. 33-65690/811-07850


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]


                         POST-EFFECTIVE AMENDMENT NO. 23                 [x]


                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                                Amendment No. 24                         [x]


                            ALLEGIANT ADVANTAGE FUND
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                                 Allegiant Funds
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114



It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on October 1, 2006 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          [LOGO]
       ALLEGIANT(SM)
      ADVANTAGE FUNDS
  WWW.ALLEGIANTFUNDS.COM

THE DISCIPLINE OF INVESTING,
  A COMMITMENT TO RESULTS

--------------------------------------------------------------------------------
                         INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

ADVISOR SHARES PROSPECTUS

OCTOBER 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER

ALLEGIANT ASSET
MANAGEMENT COMPANY

ABOUT THIS PROSPECTUS

Allegiant Advantage Fund (the "Trust") offers two classes of shares in the Institutional Money Market Fund (the "Fund"). Allegiant Asset Management Company (the "Adviser") manages the investments of the Fund. This prospectus gives you important information that you should know about Advisor Shares of the Fund before investing. To obtain more information, visit www.allegiantfunds.com or call 1-800-364-4890. Please read this prospectus and keep it for future reference.

--------------------------------------------------------------------------------

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND .......................    2
FUND FEES AND EXPENSES ....................................................    4
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES ....................    5
MORE INFORMATION ABOUT FUND INVESTMENTS ...................................    5
INVESTOR PROFILE ..........................................................    6
INVESTMENT ADVISER AND INVESTMENT TEAM ....................................    6
PURCHASING AND REDEEMING FUND SHARES ......................................    7
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS ...............................   11
DIVIDENDS AND TAXES .......................................................   11
FINANCIAL HIGHLIGHTS ......................................................   13

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------

FUND SUMMARY

INVESTMENT OBJECTIVE

High current income consistent with stability of principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY

Investing in a portfolio of high quality short-term debt securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

PRINCIPAL RISKS

General risks, interest rate risk, credit risk, counterparty risk, stable NAV risk

TICKER SYMBOL

AAAXX

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term, U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the Fund.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, the Fund's yield will tend to be higher when interest rates fall.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

STABLE NAV RISK. The Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of the Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and performance table below provide an indication of the risks of investing in the Fund. The bar chart below shows the performance of the Institutional Shares of the Fund for the year ended December 31, 2005. Institutional Shares, which are subject to lower expenses, will have substantially similar annual returns to Advisor Shares because each share class invests in the same portfolio of securities. Annual returns will differ only to the extent that the share classes do not have the same expenses. The performance table measures performance in terms of the Fund's average annual total return for the periods ended December 31, 2005. However, the Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

                           CALENDAR YEAR TOTAL RETURN

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      3.15%
                                      2005

                Best Quarter           0.99%           (12/31/05)
                Worst Quarter          0.58%            (3/31/05)

The Fund's year-to-date total return for Institutional Shares through June 30, 2006 was 2.30%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                       1 YEAR         SINCE         DATE OF
                                                        INCEPTION      INCEPTION
--------------------------------------------------------------------------------
Allegiant Advantage Institutional
Money Market Fund                            3.15%        2.98%        10/28/04
--------------------------------------------------------------------------------

FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-364-4890 OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD ALSO APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------

                                                                      ADVISOR
                                                                      SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.15%*
--------------------------------------------------------------------------------
Distribution (12b-1 Fees)                                              0.00% 1
--------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------
 Shareholder Servicing Fees                                            0.05% 2
--------------------------------------------------------------------------------
 Other                                                                 0.05%
--------------------------------------------------------------------------------
Total Other Expenses                                                   0.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   0.25%*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* EXPENSES ARE BASED ON AMOUNTS INCURRED BY THE FUND DURING ITS MOST RECENT FISCAL YEAR (ADJUSTED FOR CURRENT DISTRIBUTION (12b-1) FEES EXPECTED TO BE INCURRED) AND DO NOT REFLECT VOLUNTARY WAIVERS OF INVESTMENT ADVISORY FEES BY THE ADVISER. THESE VOLUNTARY WAIVERS ARE EXPECTED TO REMAIN IN EFFECT UNTIL AT LEAST MAY 31, 2007 BUT MAY BE CHANGED OR TERMINATED BY THE ADVISER AT ANY TIME. AFTER THESE WAIVERS, ACTUAL INVESTMENT ADVISORY FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE FISCAL YEAR ENDED MAY 31, 2006 WERE:

                                                                      ADVISOR
                                                                      SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.11%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   0.21%
--------------------------------------------------------------------------------

1 Distibution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Advisor Shares. The Fund may pay up to 0.02% in distribution (12b-1) fees with respect to Advisor Shares.

2 Certain financial intermediaries may provide administrative services to their customers and may be paid up to 0.05% (on an annualized basis) of the net asset value of the Advisor Shares. For further information, see "Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund (without any applicable waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Advisor Shares of the Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Institutional Money Market          $26          $80          $141        $318
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. The Fund's Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

The Fund publishes on its website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Fund's website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Fund's policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Fund's website.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

GOVERNMENT SECURITIES

Government Securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS

Under a repurchase agreement the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. The Fund may also invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Fund.

TEMPORARY INVESTMENTS

The Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

CASH MANAGEMENT

Pursuant to SEC rules, other mutual funds offered by Allegiant Funds, a separate investment company affiliated with the Trust (together with the Trust, the "Trusts"), may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Fund.

EURODOLLAR AND YANKEE OBLIGATIONS

The Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

INVESTOR PROFILE

The Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.

INVESTMENT ADVISER AND INVESTMENT TEAM

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the investment adviser to the Fund. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages the Fund's investments.

The Fund pays the Adviser a management fee which is calculated daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets. The Adviser intends to waive a portion of its advisory fee for the Fund during the current fiscal year. This fee waiver is voluntary and may be revised or discontinued at any time.

A discussion regarding the basis for the Board's approval of the Fund's advisory agreement is available in the semi-annual report to shareholders for the period ended November 30, 2005.

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem Advisor Shares of the Fund. The Fund may accept or reject any purchase order.

ADVISOR SHARES

      o     NO FRONT-END SALES CHARGE

      o     SHAREHOLDER SERVICING FEES UP TO 0.10% OF NET ASSETS

      o     $5 MILLION MINIMUM INITIAL INVESTMENT

      o     NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS

Advisor Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor Shares are designed for investors requiring additional services through their financial intermediaries. The minimum initial investment by a shareholder for Advisor shares is $5 million. There is no minimum subsequent investment. The Fund, at its discretion, may reduce the minimum initial investment for Advisor shares for specific shareholders whose aggregate relationship with the Fund and Allegiant Funds is substantially equivalent to the $5 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the Fund, adequate intent and availability of assets to reach a future level of investment of $5 million among the Fund and Allegiant Funds. The minimum initial investment applies to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts. Financial intermediaries may receive shareholder servicing fees of up to 0.10% of net assets.

HOW TO PURCHASE FUND SHARES

                       NEW ACCOUNT SET UP                                      ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH     o Call Investor Services at 1-800-364-4890 to set up     o If you previously selected the telephone purchases
WIRE TRANSFER:          an account, obtain an account number and to              option for your account, call Investor Services at
                        receive a wire control number to be included in          1-800-364-4890 to purchase additional shares.
                        the body of the wire.
                                                                               o To add the telephone purchases option to your
                      o Ask your bank to transmit immediately available          account, please complete an Account Change
                        funds by wire. Your bank may charge you a                Form or call Investor Services.
                        wiring fee for this service.
                                                                               The Trust and its transfer agent are not responsible
                      o Wiring instructions are as follows:                    for the consequences of delays resulting from the
                                                                               banking or Federal Reserve Wire system, or from
                           PNC Bank, N.A.                                      incomplete wiring instructions.
                           Philadelphia, PA
                           ABA # 031000053
                           DDA# 8611711342
                           For credit to the Allegiant
                           Advantage Fund
                           Further credit (your name and
                           fund account number)
                           Confirmation or order number (if
                           applicable)

                      o Complete and sign the account application and
                        mail to:

                           Allegiant Advantage Fund
                           c/o PFPC Inc.
                           P.O. Box 9795
                           Providence, RI 02940-9795

                        FOR OVERNIGHT DELIVERY MAIL TO:

                           Allegiant Advantage Fund
                           c/o PFPC Inc.
                           101 Sabin Street
                           Pawtucket, RI 02860-1427

                      The Trust and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

                                NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL:              o Complete and sign an application. Applications         o Provide purchase instructions with the fund
                        may be requested by calling 1-800-364-4890 or            name, share class, your account number and
                        downloaded from our website at                           account registration information.
                        www.allegiantfunds.com.
                                                                               o Make your check payable to "Allegiant Advantage
                      o Make checks payable, in U.S. dollars, to                 Fund." The Trust cannot accept third-party
                        "Allegiant Advantage Fund." The Trust cannot             checks, starter checks, credit cards, credit card
                        accept third-party checks, starter checks, credit        checks, cash or cash equivalents (i.e., cashier's
                        cards, credit card checks, cash or cash equivalents      check, bank draft, money order or travelers'
                        (i.e., cashier's check, bank draft, money order or       check).
                        travelers' check).
                                                                               o Mail the instructions and the check to one of the
                      o Mail the completed and signed account                    two mailing addresses provided.
                        application and your check to:

                           Allegiant Advantage Fund
                           c/o PFPC Inc.
                           P.O. Box 9795
                           Providence, RI 02940-9795

                      FOR OVERNIGHT DELIVERY MAIL TO:

                           Allegiant Advantage Fund
                           c/o PFPC Inc.
                           101 Sabin Street
                           Pawtucket, RI 02860-1427
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARY:

o Contact your financial consultant, financial intermediary or institution to transact purchases or additional purchases of shares of the Fund. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Trust on time.

o The Trust may authorize certain financial intermediaries to receive, on behalf of the Trust, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund's net asset value ("NAV") per share next determined after such receipt by the financial intermediary. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Redeeming Fund Shares."

o Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Trust. If you invest through an authorized institution, you will have to follow its procedures.

GENERAL INFORMATION REGARDING PURCHASES

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. The Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. The Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after the Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for the Fund and the deadline for submitting a purchase order to the Fund's transfer agent in order to receive the current Business Day's NAV:

                                                       DEADLINE FOR SUBMITTING
                                                       PURCHASE ORDERS TO THE FUND'S
                         TIME OF NAV                   TRANSFER AGENT TO RECEIVE
                         CALCULATION                   THE CURRENT DAY'S NAV
------------------------------------------------------------------------------------
Institutional Money      ONCE DAILY                    5:00 p.m. Eastern Time
Market Fund              5:00 p.m. Eastern Time
------------------------------------------------------------------------------------

Orders in proper form placed prior to 5:00 p.m, and payments which are received or converted into Federal Funds by the Fund's transfer agent by 5:00 p.m., will become effective at the price determined at 5:00 p.m. The shares so purchased will receive the dividend declared on that day. Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in or converted into Federal Funds after 5:00 p.m. by the Fund's transfer agent, will begin to accrue dividends on the following Business Day.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time. On days when the NYSE closes before 4:00 p.m. Eastern Time, purchase requests received after the NYSE closes will be effective at the price determined the following Business Day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Bond Market Association has recommended that the bond markets close early.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund will value its portfolio at market price or fair value prices will be determined in good faith by the Fund's Adviser and fund accountant using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Fund values its investments.

SALES CHARGES

There are no sales charges on the purchase of Advisor Shares.

HOW TO REDEEM YOUR FUND SHARES

Shareholders may redeem shares by following the procedures established when they opened their account. The deadline for submitting redemption requests to the Fund's transfer agent to receive the current Business Day's NAV is 5:00 p.m. Eastern Time.

TELEPHONE

1-800-364-4890

Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 7, "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY

Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Trust.

MAIL

For regular mail, send your request including account name, account number and amount of the redemption to the following address:

        Allegiant Advantage Fund
        c/o PFPC Inc.
        P.O. Box 9795
        Providence, RI 02940-9795

For overnight delivery mail to:

        Allegiant Advantage Fund
        c/o PFPC Inc.
        101 Sabin Street
        Pawtucket, RI 02860-1427

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

INVOLUNTARY REDEMPTION OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify the Fund in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined after the Fund receives your request.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption. Your proceeds can be wired to your bank account or sent to you by check. The Fund does not charge a fee to wire your funds; however, your institution may charge a fee.

SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

      (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission ("SEC");

      (b) the NYSE is closed for other than customary weekend and holiday closings;

      (c)   the SEC has by order permitted the Fund's suspension; or

      (d)   an emergency exists, as determined by the SEC, as a result of which:
            (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

TELEPHONE TRANSACTIONS

Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss, provided the Trust has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Trust. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

SHORT TERM TRADING

For an investment company comprised of both money market funds and non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of the Trust has adopted procedures that impose limits on exchanges between funds of the Trust to discourage excessive short-term trading by shareholders. However, because the Fund currently is the only investment portfolio offered by the Trust, such limits are not currently applicable to the Fund's operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Fund has adopted a distribution plan with respect to Advisor Shares pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund is permitted to pay up to 0.02% as a percentage of average daily net assets for distribution fees on Advisor Shares. However, the Fund does not expect to pay any distribution fees for the current fiscal year.

The Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. The Fund may pay these institutions up to 0.10% of the average daily net assets attributable to Advisor Shares for these shareholder services.

The Trust's Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund accrues its income daily and distributes it monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Trust receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Fund distributions will generally be taxable to you as ordinary income and will not be eligible for favorable rates currently applicable to qualified dividends. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

BACKUP WITHHOLDING

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a current tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

For distributions attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, nonresident aliens and other foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund. For distributions attributable to the Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest." Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Advisor Shares' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

SELECTED PER SHARE DATA AND RATIOS FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                                                                                                        RATIO OF NET
                                                                                                            RATIO OF     INVESTMENT
                                                                                            RATIO OF NET    EXPENSES     INCOME TO
          NET ASSET               DIVIDENDS                         NET ASSETS   RATIO OF    INVESTMENT    TO AVERAGE     AVERAGE
            VALUE,      NET       FROM NET    NET ASSET               END OF     EXPENSES      INCOME      NET ASSETS    NET ASSETS
          BEGINNING  INVESTMENT  INVESTMENT   VALUE, END    TOTAL     PERIOD    TO AVERAGE   TO AVERAGE   (BEFORE FEE   (BEFORE FEE
          OF PERIOD    INCOME+     INCOME     OF PERIOD    RETURN     (000S)    NET ASSETS   NET ASSETS     WAIVERS)      WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES*
------------------------------------------------------------------------------------------------------------------------------------
2006        $1.00         --           --       $1.00        N/A        --          N/A          N/A           N/A          N/A
2005 1       1.00      $0.01       $(0.01)       1.00       0.54%       --         0.27%        2.02%         0.34%        1.95%

+     PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

* ADVISOR SHARES ARE AVAILABLE TO INDIVIDUAL AND INSTITUTIONAL INVESTORS THROUGH A FINANCIAL INTERMEDIARY. DURING THE YEAR ENDED MAY 31, 2006, THERE WAS NO SHAREHOLDER ACTIVITY IN THE CLASS; THEREFORE, NO RATIOS OR TOTAL RETURNS ARE PRESENTED.

(1) ADVISOR SHARES COMMENCED OPERATIONS ON NOVEMBER 19, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.

                                      NOTES

                               INVESTMENT ADVISER

                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR

                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                            NOT A PART OF PROSPECTUS

                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE

The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

WHAT INFORMATION WE COLLECT

"Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

We may collect nonpublic personal information about you from the following sources:

o Information that you provide to us, such as on applications or other forms, or

o     Information about your transactions with us

OUR SECURITY PROCEDURES

To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

WHAT INFORMATION WE DISCLOSE

Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

                                                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------

ROBERT D. NEARY
CHAIRMAN
 Retired Co-Chairman, Ernst & Young
 Director:
     Commercial Metals Company
     Strategic Distribution, Inc.

TIMOTHY L. SWANSON
PRESIDENT, CHIEF EXECUTIVE OFFICER AND
    CHIEF LEGAL OFFICER
     Executive Vice President and Chief
     Investment Officer, National City
     Corporation

DOROTHY A. BERRY
President, Talon Industries Inc.
 Chairman and Director:
     Professionally Managed Portfolios

JOHN G. BREEN
 Retired Chairman and Chief Executive Officer,
     The Sherwin Williams Co.
 Director:
     Goodyear Tire & Rubber Co.
     The Stanley Works

KELLEY J. BRENNAN
 Retired Partner, PricewaterhouseCoopers LLP

JOHN F. DURKOTT
 President and Chief Executive Officer,
     Kittle's Home Furnishings Center, Inc.

RICHARD W. FURST
 Garvice D. Kincaid Professor of Finance and Dean
     Emeritus, Gatton College of Business and
     Economics, University of Kentucky

GERALD L. GHERLEIN
 Retired Executive Vice President and
     General Counsel, Eaton Corporation

DALE C. LAPORTE
 Senior Vice President and General Counsel,
     Invacare Corp.

KATHLEEN A. OBERT
 Chairman and Chief Executive Officer,
     Edward Howard & Co.

The Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds.

                                                               [LOGO]
                                                            ALLEGIANT(SM)
                                                           ADVANTAGE FUNDS
                                                       WWW.ALLEGIANTFUNDS.COM

More information about the Fund is available without charge through the following:]

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Fund's website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain detailed financial information about the Fund and are available, free of charge, on the Fund's website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-364-4890

By Mail:
Allegiant Advantage Fund
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Advantage Fund, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Advantage Fund's Investment Company Act registration number is
811-07850


        [LOGO]
     ALLEGIANT(SM)
    ADVANTAGE FUNDS
WWW.ALLEGIANTFUNDS.COM

ALL-PS-002-1006

        [LOGO]
    ALLEGIANT(SM)
   ADVANTAGE FUNDS
www.allegiantfunds.com

THE DISCIPLINE OF INVESTING,
  A COMMITMENT TO RESULTS

--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES PROSPECTUS

OCTOBER 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT ADVISER

ALLEGIANT ASSET
MANAGEMENT COMPANY

ABOUT THIS PROSPECTUS

Allegiant Advantage Fund (the "Trust") offers two classes of shares in the Institutional Money Market Fund (the "Fund"). Allegiant Asset Management Company (the "Adviser") manages the investments of the Fund. This prospectus gives you important information that you should know about Institutional Shares of the Fund before investing. To obtain more information, visit www.allegiantfunds.com or call 1-800-364-4890. Please read this prospectus and keep it for future reference.

--------------------------------------------------------------------------------

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND ........................   2

FUND FEES AND EXPENSES .....................................................   4

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES .....................   5

MORE INFORMATION ABOUT FUND INVESTMENTS ....................................   5

INVESTOR PROFILE ...........................................................   6

INVESTMENT ADVISER AND INVESTMENT TEAM .....................................   6

PURCHASING AND REDEEMING FUND SHARES .......................................   7

DISTRIBUTION PLAN ..........................................................  10

DIVIDENDS AND TAXES ........................................................  11

FINANCIAL HIGHLIGHTS .......................................................  12

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------

FUND SUMMARY

INVESTMENT OBJECTIVE

High current income consistent with stability of principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY

Investing in a portfolio of high quality short-term debt securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

PRINCIPAL RISKS

General risks, interest rate risk, credit risk, counterparty risk, stable NAV risk

TICKER SYMBOL

AABXX

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term, U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the Fund.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, the Fund's yield will tend to be higher when interest rates fall.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

STABLE NAV RISK. The Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of the Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and performance table below provide an indication of the risks of investing in the Fund. The bar chart below shows the performance of the Institutional Shares of the Fund for the year ended December 31, 2005. The performance table measures performance in terms of the Fund's average annual total return for the periods ended December 31, 2005. However, the Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

                          CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                3.15%
                                2005

Best Quarter    0.99%   (12/31/05)
Worst Quarter   0.58%    (3/31/05)

The Fund's year-to-date total return for Institutional Shares through June 30, 2006 was 2.30%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                           SINCE        DATE OF
INSTITUTIONAL SHARES                         1 YEAR      INCEPTION     INCEPTION
--------------------------------------------------------------------------------
Allegiant Advantage Institutional
Money Market Fund                             3.15%         2.98%       10/28/04
--------------------------------------------------------------------------------

FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-364-4890 OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD ALSO APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------


                                                                 INSTITUTIONAL
                                                                     SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.15%*
--------------------------------------------------------------------------------
Distribution (12b-1 Fees)                                            0.00% 1
--------------------------------------------------------------------------------
Other Expenses                                                       0.05%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.20%*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* EXPENSES ARE BASED ON AMOUNTS INCURRED BY THE FUND DURING ITS MOST RECENT FISCAL YEAR (ADJUSTED FOR CURRENT DISTRIBUTION (12B-1) FEES EXPECTED TO BE INCURRED) AND DO NOT REFLECT VOLUNTARY WAIVERS OF INVESTMENT ADVISORY FEES BY THE ADVISER. THESE VOLUNTARY WAIVERS ARE EXPECTED TO REMAIN IN EFFECT UNTIL AT LEAST MAY 31, 2007 BUT MAY BE CHANGED OR TERMINATED BY THE ADVISER AT ANY TIME. AFTER THESE WAIVERS, ACTUAL INVESTMENT ADVISORY FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE FISCAL YEAR ENDED MAY 31, 2006 WERE:

                                                                  INSTITUTIONAL
                                                                     SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                              0.11%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  0.16%
--------------------------------------------------------------------------------

1 Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Institutional Shares. The Fund may pay up to 0.02% in distribution (12b-1) fees with respect to Institutional Shares.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund (without any applicable waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Money Market               $20        $64       $113       $255
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. The Fund's Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

The Fund publishes on its website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Fund's website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Fund's policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Fund's website.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

GOVERNMENT SECURITIES

Government Securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS

Under a repurchase agreement the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. The Fund may also invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Fund.

TEMPORARY INVESTMENTS

The Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

CASH MANAGEMENT

Pursuant to SEC rules, other mutual funds offered by Allegiant Funds, a separate investment company affiliated with the Trust (together with the Trust, the "Trusts"), may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Fund.

EURODOLLAR AND YANKEE OBLIGATIONS

The Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

INVESTOR PROFILE

The Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.

INVESTMENT ADVISER AND INVESTMENT TEAM

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the investment adviser to the Fund. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages the Fund's investments.

The Fund pays the Adviser a management fee which is calculated daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets. The Adviser intends to waive a portion of its advisory fee for the Fund during the current fiscal year. This fee waiver is voluntary and may be revised or discontinued at any time.

A discussion regarding the basis for the Board's approval of the Fund's advisory agreement is available in the semi-annual report to shareholders for the period ended November 30, 2005.

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem Institutional Shares of the Fund. The Fund may accept or reject any purchase order.

INSTITUTIONAL SHARES

      o     NO FRONT-END SALES CHARGE

      o     $5 MILLION MINIMUM INITIAL INVESTMENT

      o     NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS

Institutional Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. The minimum initial investment by a shareholder for Institutional shares is $5 million. There is no minimum subsequent investment. The Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific shareholders whose aggregate relationship with the Fund and Allegiant Funds is substantially equivalent to the $5 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the Fund, adequate intent and availability of assets to reach a future level of investment of $5 million among the Fund and Allegiant Funds. The minimum initial investment applies to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts.

HOW TO PURCHASE FUND SHARES

                        NEW ACCOUNT SET UP                                      ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH WIRE  o Call Investor Services at 1-800-364-4890 to set up    o If you previously selected the telephone purchases
TRANSFER:                 an account, obtain an account number and to receive     option for your account, call Investor Services at
                          a wire control number to be included in the body of     1-800-364-4890 to purchase additional shares.
                          the wire.
                                                                                o To add the telephone purchases option to your
                        o Ask your bank to transmit immediately available         account, please complete an Account Change Form or
                          funds by wire. Your bank may charge you a wiring        call Investor Services.
                          fee for this service.
                                                                                The Trust and its transfer agent are not responsible
                        o Wiring instructions are as follows:                   for the consequences of delays resulting from the
                                                                                banking or Federal Reserve Wire system, or from
                             PNC Bank, N.A.                                     incomplete wiring instructions.
                             Philadelphia, PA
                             ABA # 031000053
                             DDA# 8611711342
                             For credit to the Allegiant Advantage Fund
                             Further credit (your name and fund account
                             number)
                             Confirmation or order number (if applicable)

                        o Complete and sign the account application and
                          mail to:

                             Allegiant Advantage Fund
                             c/o PFPC Inc.
                             P.O. Box 9795
                             Providence, RI 02940-9795

                          FOR OVERNIGHT DELIVERY MAIL TO:

                             Allegiant Advantage Fund
                             c/o PFPC Inc.
                             101 Sabin Street
                             Pawtucket, RI 02860-1427

                          The Trust and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

               NEW ACCOUNT SET UP                                           ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL:       o Complete and sign an application. Applications may         o Provide purchase instructions with the fund name,
                 be requested by calling 1-800-364-4890 or                    share class, your account number and account
                 downloaded from our website at                               registration information.
                 www.allegiantfunds.com.
                                                                            o Make your check payable to "Allegiant Advantage
               o Make checks payable, in U.S. dollars, to "Allegiant          Fund." The Trust cannot accept third-party checks,
                 Advantage Fund." The Trust cannot accept third-              starter checks, credit cards, credit card checks, cash
                 party checks, starter checks, credit cards, credit card      or cash equivalents (i.e., cashier's check, bank
                 checks, cash or cash equivalents (i.e., cashier's check,     draft, money order or travelers' check).
                 bank draft, money order or travelers' check).
                                                                            o Mail the instructions and the check to one of the two
               o Mail the completed and signed account application            mailing addresses provided.
                 and your check to:

                      Allegiant Advantage Fund
                      c/o PFPC Inc.
                      P.O. Box 9795
                      Providence, RI 02940-9795

                 FOR OVERNIGHT DELIVERY MAIL TO:

                      Allegiant Advantage Fund
                      c/o PFPC Inc.
                      101 Sabin Street
                      Pawtucket, RI 02860-1427
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARY:

o     Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of the Fund. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Trust on time.

o     The Trust may authorize certain financial intermediaries to receive, on behalf of the Trust, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, the
      Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund's net asset value ("NAV") per share next determined after such receipt by the financial intermediary. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and
      Redeeming Fund Shares."

o     Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Trust. If you invest through an authorized institution, you will have to follow its procedures.

------------------------------------------------------------------------------------------------------------------------------------

GENERAL INFORMATION REGARDING PURCHASES

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. The Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. The Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after the Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for the Fund and the deadline for submitting a purchase order to the Fund's transfer agent in order to receive the current Business Day's NAV:

                                                          DEADLINE FOR SUBMITTING
                                                          PURCHASE ORDERS TO THE
                         TIME OF NAV                      FUND'S TRANSFER AGENT TO RECEIVE
                         CALCULATION                      THE CURRENT DAY'S NAV
------------------------------------------------------------------------------------------
Institutional Money      ONCE DAILY                       5:00 p.m. Eastern Time
Market Fund              5:00 p.m. Eastern Time
------------------------------------------------------------------------------------------

Orders in proper form placed prior to 5:00 p.m., and payments which are received or converted into Federal Funds by the Fund's transfer agent by 5:00 p.m., will become effective at the price determined at 5:00 p.m. The shares so purchased will receive the dividend declared on that day. Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in or converted into Federal Funds after 5:00 p.m. by the Fund's transfer agent, will begin to accrue dividends on the following Business Day.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time. On days when the NYSE closes before 4:00 p.m. Eastern Time, purchase requests received after the NYSE closes will be effective at the price determined the following Business Day. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Bond Market Association has recommended that the bond markets close early.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund will value its portfolio at market price or fair value prices will be determined in good faith by the Fund's Adviser and fund accountant using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Fund values its investments.

SALES CHARGES

There are no sales charges on the purchase of Institutional Shares.

HOW TO REDEEM YOUR FUND SHARES

Shareholders may redeem shares by following the procedures established when they opened their account. The deadline for submitting redemption requests to the Fund's transfer agent to receive the current Business Day's NAV is 5:00 p.m. Eastern Time.

TELEPHONE

1-800-364-4890

Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 7, "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY

Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Trust.

MAIL

For regular mail, send your request including account name, account number and amount of the redemption to the following address:

                Allegiant Advantage Fund
                c/o PFPC Inc.
                P.O. Box 9795
                Providence, RI 02940-9795

FOR OVERNIGHT DELIVERY MAIL TO:

                Allegiant Advantage Fund
                c/o PFPC Inc.
                101 Sabin Street
                Pawtucket, RI 02860-1427

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

INVOLUNTARY REDEMPTION OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify the Fund in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined after the Fund receives your request.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. The Fund does not charge a fee to wire your funds; however, your institution may charge a fee.

SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

      (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission ("SEC");

      (b) the NYSE is closed for other than customary weekend and holiday closings;

      (c)   the SEC has by order permitted the Fund's suspension; or

      (d)   an emergency exists, as determined by the SEC, as a result of which:
            (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

TELEPHONE TRANSACTIONS

Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss, provided the Trust has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Trust. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

SHORT TERM TRADING

For an investment company comprised of both money market funds and non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of the Trust has adopted procedures that impose limits on exchanges between funds of the Trust to discourage excessive short-term trading by shareholders. However, because the Fund currently is the only investment portfolio offered by the Trust, such limits are not currently applicable to the Fund's operations.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to Institutional Shares pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund is permitted to pay up to 0.02% as a percentage of average daily net assets for distribution fees on Institutional Shares. However, the Fund does not expect to pay any distribution fees for the current fiscal year.

The Trust's Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund accrues its income daily and distributes it monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Trust receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Fund distributions will generally be taxable to you as ordinary income and will not be eligible for the favorable rates currently applicable to qualified dividends. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

BACKUP WITHHOLDING

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a current tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

For distributions attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, nonresident aliens and other foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund. For distributions attributable to the Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest." Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Institutional Shares' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

SELECTED PER SHARE DATA AND RATIOS FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                                                                                                       RATIO OF NET
                                                                                                            RATIO OF    INVESTMENT
                                                                                             RATIO OF NET   EXPENSES    INCOME TO
         NET ASSET               DIVIDENDS                                        RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
           VALUE,       NET      FROM NET   NET ASSET              NET ASSETS     EXPENSES      INCOME     NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT  VALUE, END   TOTAL       END OF      TO AVERAGE   TO AVERAGE  (BEFORE FEE  (BEFORE FEE
         OF PERIOD    INCOME+     INCOME    OF PERIOD    RETURN   PERIOD (000s)  NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
2006       $1.00       $0.04      $(0.04)      $1.00      4.00%    $1,521,950        0.17%        4.10%      0.22%         4.05%
2005 1      1.00        0.01       (0.01)       1.00      1.40        676,417        0.17         2.42       0.24          2.35

+     PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) INSTITUTIONAL SHARES COMMENCED OPERATIONS ON OCTOBER 28, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISER

                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                  DISTRIBUTOR

                       Professional Funds Distributor, LLC
                                 760 Moore Road
                      King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996

                            NOT A PART OF PROSPECTUS

                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE

The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

WHAT INFORMATION WE COLLECT

"Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

We may collect nonpublic personal information about you from the following sources:

o Information that you provide to us, such as on applications or other forms, or

o     Information about your transactions with us

OUR SECURITY PROCEDURES

To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

WHAT INFORMATION WE DISCLOSE

Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

                                                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------

ROBERT D. NEARY                                      KELLEY J. BRENNAN
CHAIRMAN                                             Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                            JOHN F. DURKOTT
  Commercial Metals Company                          President and Chief Executive Officer,
  Strategic Distribution, Inc.                       Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                                   RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND               Garvice D. Kincaid Professor of Finance and
  CHIEF LEGAL OFFICER                                  Dean Emeritus, Gatton College of
Executive Vice President and Chief                     Business and Economics, University of
  Investment Officer, National City                    Kentucky
  Corporation
                                                     GERALD L. GHERLEIN
DOROTHY A. BERRY                                     Retired Executive Vice President and
President, Talon Industries, Inc.                      General Counsel, Eaton Corporation
Chairman and Director:
  Professionally Managed Portfolios                  DALE C. LAPORTE
                                                     Senior Vice President and General Counsel,
JOHN G. BREEN                                          Invacare Corp.
Retired Chairman and Chief Executive
  Officer,                                           KATHLEEN A. OBERT
  The Sherwin Williams Co.                           Chairman and Chief Executive Officer,
Director:                                              Edward Howard & Co.
  Goodyear Tire & Rubber Co.
  The Stanley Works

  Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds.

                                                                 [LOGO]
                                                             ALLEGIANT(SM)
                                                            ADVANTAGE FUNDS
                                                        www.allegiantfunds.com

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Fund's website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain detailed financial information about the Fund and are available, free of charge, on the Fund's website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-364-4890

By Mail:
Allegiant Advantage Fund
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Advantage Fund, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Advantage Fund's Investment Company Act registration number is
811-07850

         [LOGO]
     ALLEGIANT(SM)
    ADVANTAGE FUNDS
www.allegiantfunds.com


ALL-PS-001-1006

                            ALLEGIANT ADVANTAGE FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2006


                         INSTITUTIONAL MONEY MARKET FUND

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the Institutional Money Market Fund (the "Fund") of Allegiant Advantage Fund (the "Trust"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The Prospectuses and the Trust's annual report to shareholders dated May 31, 2006 (the "2006 Annual Report") may be obtained without charge, upon request, by calling or writing the Trust at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.



                              CURRENT PROSPECTUSES

           PROSPECTUS DATED OCTOBER 1, 2006 FOR ADVISOR SHARES OF THE
                         INSTITUTIONAL MONEY MARKET FUND

        PROSPECTUS DATED OCTOBER 1, 2006 FOR INSTITUTIONAL SHARES OF THE
                         INSTITUTIONAL MONEY MARKET FUND





The Trust's audited financial statements and the reports thereon of Ernst & Young LLP, the Trust's Independent Registered Public Accounting Firm, included in the 2006 Annual Report are incorporated by reference into this SAI. No other parts of the 2006 Annual Report are incorporated by reference.

                                TABLE OF CONTENTS


                                                                         Page


ALLEGIANT ADVANTAGE FUND...................................................1

INVESTMENT OBJECTIVE AND POLICIES..........................................1

INVESTMENT LIMITATIONS....................................................15

NET ASSET VALUE...........................................................18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................19

ADDITIONAL INFORMATION CONCERNING TAXES...................................20

TRUSTEES AND OFFICERS.....................................................22

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
   SERVICES AND TRANSFER AGENCY AGREEMENTS................................30

SHAREHOLDER SERVICES PLAN.................................................35

PORTFOLIO TRANSACTIONS....................................................36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................38

COUNSEL...................................................................38

PERFORMANCE INFORMATION...................................................38

ADDITIONAL INFORMATION....................................................39

MISCELLANEOUS.............................................................41

APPENDIX A...............................................................A-1

APPENDIX B...............................................................B-1

                            ALLEGIANT ADVANTAGE FUND


                  This SAI should be read in conjunction with the Prospectuses for the Fund. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading the applicable Prospectus for the Fund.

                  The Trust was organized as a Massachusetts business trust on May 18, 1993 and prior to May 1, 2000, the Trust was named The Parkstone Advantage Fund. The Trust is an open-end management investment company which currently offers one diversified investment portfolio called the Institutional Money Market Fund. The Trust changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.

                  The Trust previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund. These five funds were liquidated on December 4, 2003 after shareholders of each Fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.

                  Effective June 13, 2005, the Trust's name was changed from The Armada Advantage Fund to the Allegiant Advantage Fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively.

                  Much of the information contained in the SAI expands upon subjects discussed in the Prospectuses of the Fund. Capitalized terms not defined herein are defined in the Prospectuses.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

                  Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Fund (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

                  Effective June 13, 2005, the Adviser's name was changed from National City Investment Management Company to Allegiant Asset Management Company.

                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited for securities which may be held by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND

                  The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosure for the Fund in the Prospectuses.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

                  The Fund seeks to achieve its investment objective by investing in a portfolio of 2a-7 eligible "money market" instruments including, but not limited to certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities then by that NRSRO, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

DISCLOSURE OF PORTFOLIO HOLDINGS

                  In accordance with the Trust's policies and procedures, PFPC Inc. ("PFPC") is responsible for dissemination of information about the Trust's portfolio securities. The Trust, its co-Administrators (National City Bank ("NCB") and PFPC, together the "Co-Administrators") and Adviser (together, the "Service Providers") may only disclose information concerning securities held by the Fund (which is the only investment portfolio offered by the Trust as of the date of this SAI) under the following circumstances:

                  i. Within fifteen business days following the end of each calendar month, PFPC shall post the securities held by the Fund, together with each security's percentage of total net assets of the portfolio, on the Trust's website.

                  ii. The Trust or a Service Provider may disclose the Fund's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; or

                        a) Examples of instances in which selective disclosure of the Trust's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

                  iii. As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

                  Each of the Trust's Service Providers is required to keep the Fund's portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Fund's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required pursuant to an agreement with the Trust to keep the information confidential and shall not trade on such information.

                  Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund's portfolio securities.

                  With respect to the monthly disclosure of portfolio holdings on the Trust's website, PFPC is authorized to prepare and post to the Trust's website the Fund's portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Fund's portfolio holdings, the Trust's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.

                  In order to ensure that the disclosure of the Fund's portfolio securities is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with PFPC, NCB, the Adviser, the Trust's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Fund's portfolio securities for legitimate business purposes shall be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of the Fund's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.

                  The Board shall receive quarterly reports stating whether disclosures were made concerning the Fund's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

RATINGS CRITERIA

                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by various ratings agencies for debt securities which may be held by the Fund.

ELIGIBLE SECURITIES

                  The Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or the only NRSRO which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with
(1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Fund of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

VARIABLE AND FLOATING RATE INSTRUMENTS

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

                  Variable and floating rate obligations held by the Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS

                  The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. The Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

                  Although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Fund presently intends to enter only into repurchase agreements which terminate within seven days after notice by the Fund. If the Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

                  The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. The Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed one-third of the Fund's assets.

LENDING OF PORTFOLIO SECURITIES

                  The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowing of the Fund exceed 50% of the value of its total assets. When the Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentages of the Fund's total assets on loan. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

                  The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

                  The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

CORPORATE DEBT OBLIGATIONS

                  The Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

                  The Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables
(CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

                  Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

SHORT SALES

                  The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

ASSET-BACKED SECURITIES

                  To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the  securities,  net  of any  fees  paid  to the  issuer  or  guarantor  of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  The Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Fund's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed securities will be based on estimates of average life.

                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any FHLBs and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted.

                  Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

                  CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

WHEN-ISSUED SECURITIES

                  The Fund may  purchase  securities  on a  "when-issued"  basis
(i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

                  When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS

                  The Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

                  Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject the Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

GOVERNMENT SECURITIES

                  The Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks ("FHLBs"), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments". The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

                  The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), Liquid Yield Option Notes ("LYONs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

EURODOLLAR AND YANKEE OBLIGATIONS

                  Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

                  Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

DERIVATIVE INSTRUMENTS

                  The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent the Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value ("NAV") per share based on the amortized cost or penny-rounding method, i.e., money market funds.

                  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole; and
(iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser. If a money market fund offers more than one class of shares, the Fund will only invest in the class with the lowest expense ratio at the time of investment.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Vote of a Majority of the Outstanding Shares").

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of
                        Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                  (d) personal credit and business credit businesses will be considered separate industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

                  6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that the Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  In   addition,   the  Fund  is   subject   to  the   following
non-fundamental   limitations,   which  may  be  changed  without  the  vote  of
shareholders:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 10% of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectuses or SAI are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to the Fund's investments in other investment companies. With respect to investment limitation No. 3(c), see "Short Sales" above.

                  The Fund does not intend to acquire  securities  issued by the
Adviser,   Distributor  (as  defined  in  "Additional  Purchase  and  Redemption
Information" below) or their affiliates.

                                 NET ASSET VALUE

VALUATION OF THE FUND

                  The Trust uses the amortized cost method to value shares in the Fund. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

                  The Fund invests only in high quality, short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that the Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a NAV per share determined by using available market quotations.

                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Shares in the Fund are sold on a continuous basis by Professional Funds Distributor, LLC (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at Allegiant Advantage Fund, c/o PFPC Inc., P.O. Box 9795, Providence, RI 02940-9795. The request must be signature guaranteed as described below.

                  The Fund will accept only STAMP2000 New  Technology  Medallion
Signature Guarantee stamps from eligible guarantors-- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement. To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  Payment for shares of the Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

                  The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

                  As described in the Prospectuses, the Fund's shares are sold at their NAV to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor Shares are designed for investors requiring additional services through their financial intermediaries. There are no sales charges on the purchase of Advisor or Institutional Shares.

                  The Trust may authorize certain financial intermediaries to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund's NAV per share next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the Trust within the time period agreed upon.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code of 1986 (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

GENERAL - FEDERAL

                  The Fund  qualified  during its last taxable year, and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) 90% of its tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company.

                  In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested (i) in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) in the securities of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or (iii) in the securities of one or more qualified publicly traded partnerships. The Fund intends to comply with these requirements.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders may be eligible for the dividends received deduction.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                              TRUSTEES AND OFFICERS

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                              Number of
                                                                                             Portfolios
                                                  Length of                                    in Fund
                                 Position(s)        Time                                      Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)      Overseen      Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years       by Trustee      Held by Trustee(4)
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
Robert D. Neary                  Chairman of        Since     Retired; Co-Chairman of             33       Director, Strategic
Date of Birth:                   the Board and   August 1998  Ernst & Young, 1984 - 1993.                  Distribution, Inc.;
9/30/33                          Trustee                                                                   Director, Commercial
Age: 73                                                                                                    Metals Company.

Dorothy A. Berry                 Trustee            Since     President, Talon Industries,        33       Chairman and Director,
Date of Birth:                                   April 2006   Inc. (administrative,                        Professionally Managed
9/12/43                                                       management and business                      Portfolios
Age: 63                                                       consulting), since 1986.

                                                                                              Number of
                                                                                             Portfolios
                                                  Length of                                    in Fund
                                 Position(s)        Time                                      Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)      Overseen      Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years       by Trustee      Held by Trustee(4)
---------------------------------------------------------------------------------------------------------------------------------
Kelley J. Brennan                Trustee            Since     Retired; Partner,                   33       None
Date of Birth:                                   April 2006   PricewaterhouseCoopers LLP,
7/7/42                                                        1981 - 2002.
Age: 64

John F. Durkott                  Trustee            Since     President and Chief                 33       None
Date of Birth:                                   August 1998  Executive Officer, Kittle's
7/11/44                                                       Home Furnishings Center,
Age: 62                                                       Inc. ("Kittles"), since
                                                              January 2002; President and
                                                              Chief Operating Officer,
                                                              Kittle's , 1982 - 2002;
                                                              Partner, Kittle's
                                                              Bloomington Properties LLC,
                                                              1981 - 2003; KK&D LLC, 1989
                                                              - 2003;  KK&D II LLC,
                                                              1998 - 2003 (affiliated
                                                              real estate companies of
                                                              Kittle's).

Richard W. Furst                 Trustee and        Since     Dean Emeritus, since 2003;          33       None
Date of Birth:                   Chairman of     August 1998  Dean, 1981-2003; Garvice D.
9/13/38                          the Audit                    Kincaid Professor of
Age: 68                          Committee                    Finance, since 1981, Gatton
                                                              College of Business and
                                                              Economics, University of
                                                              Kentucky.

Gerald L. Gherlein               Trustee            Since     Retired; Executive                  33       None
Date of Birth:  2/16/38                          August 1998  Vice-President and General
Age:  68                                                      Counsel, Eaton Corporation
                                                              (global manufacturing), 1991
                                                              - 2000.

Dale C. LaPorte                  Trustee            Since     Senior Vice President and           33       None
Date of Birth:                                   April 2005   General Counsel, Invacare
1/04/42                                                       Corporation (manufacturer of
Age: 64                                                       healthcare products), since
                                                              December 2005; Partner,
                                                              1974-2005; Chairman of
                                                              Executive Committee, 2000 -
                                                              2004, of Calfee, Halter &
                                                              Griswold LLP.

Kathleen A. Obert                Trustee            Since     Chairman and CEO, Edward            33       None
Date of Birth:                                   August 2002  Howard & Co. (public
8/3/58                                                        relations agency), since
Age:  48                                                      2001; CEO, 2000 - 2001,
                                                              Edward Howard & Co.

                                                                                              Number of
                                                                                             Portfolios
                                                  Length of                                    in Fund
                                 Position(s)        Time                                      Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)      Overseen      Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years       by Trustee      Held by Trustee(4)
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
John G. Breen(5)                 Trustee            Since     Retired; Chairman and CEO,          33       Director, Goodyear Tire &
Date of Birth:  7/21/34                             August    The Sherwin Williams Co.                     Rubber Co.; Director, The
Age:  72                                             2002     (manufacture, distribution                   Stanley Works.
                                                              and sale of coatings), until
                                                              May 2000.

Timothy L. Swanson (5)           Trustee;           Since     Executive Vice President and        33       None
Date of Birth:  8/6/67           President,         April     Chief Investment Officer,
Age:  39                         Chief              2006;     National City Corporation
                                 Executive         Officer    (bank holding company),
                                 Officer and        since     since February 2003;
                                 Chief Legal      February    Managing Director and Head
                                 Officer             2006     of Equity Management,
                                                              Evergreen Private Asset
                                                              Management, 2002-2003;
                                                              Senior Vice President and
                                                              Head of Equity Securities,
                                                              Wachovia Asset Management,
                                                              1999-2002.

OFFICERS
--------
Kathleen T. Barr(6)              Senior Vice        Since     Senior Vice President              N/A                   N/A
200 Public Square, 5th Floor     President,       February    (formerly Vice President),
Cleveland, OH  44114             Chief              2003      National City Bank and
Date of Birth: 5/2/55            Administrative               Managing Director, Allegiant
Age:  51                         Officer and                  Asset Management Group
                                 Chief                        (formerly Armada Funds
                                 Compliance                   Group), since June 1999;
                                 Officer                      Managing Director, Allegiant
                                                              Asset Management Company
                                                              (formerly, National City
                                                              Investment Management
                                                              Company), since May 1996.

Audrey C. Talley(7)              Secretary          Since     Partner, Drinker Biddle &          N/A                   N/A
One Logan Square                                  February    Reath LLP, Philadelphia,
18th and Cherry Streets                             2005      Pennsylvania (law firm).
Philadelphia, PA 19103-6996
Date of Birth:  11/20/53
Age:  52

                                                                                              Number of
                                                                                             Portfolios
                                                  Length of                                    in Fund
                                 Position(s)        Time                                      Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)      Overseen      Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years       by Trustee      Held by Trustee(4)
---------------------------------------------------------------------------------------------------------------------------------
Patrick Glazar (7)               Treasurer          Since     Vice President and Director,       N/A                   N/A
103 Bellevue Parkway                              February    Accounting and
Wilmington, DE 19809                                 2006     Administration, PFPC Inc.,
Date of Birth: 7/8/67                                         since September 2002; Senior
Age:  39                                                      Manager, PFPC Inc., 1994 to
                                                              2002.

John Kernan(7)                   Assistant          Since     Vice President National City       N/A                   N/A
200 Public Square, 5th Floor     Treasurer        February    Bank and Managing Director
Cleveland, OH  44114                                 2005     of Fund Administration,
Date of Birth: 9/17/65                                        Allegiant Asset Management
Age:  41                                                      Group, since July 2004;
                                                              Senior Director of Fund
                                                              Administration, State Street
                                                              Bank and Trust Company, 1998
                                                              to 2004.

(1) Each trustee can be contacted by writing to Allegiant Advantage Fund, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114,
    Attention: John Kernan.
(2) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.
(3) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the trustees includes the Fund and 32 portfolios of Allegiant Funds that are offered for sale as of the date of this SAI. The trustees of Allegiant Funds have authorized additional portfolios that have not yet been made available to investors.
(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each trustee serves as a trustee of Allegiant Funds. Mr. Neary and Mr. Swanson also serve as Chairman and President, Chief Executive Officer and Chief Legal Officer, respectively, of Allegiant Funds.
(5) Mr. Breen is considered to be an "interested person" of the Trust as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Swanson is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President and Chief Investment Officer of NCC and (2) he owns shares of common stock and options to purchase common stock of NCC.
(6) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Funds. She previously served as Assistant Treasurer and Chief Compliance Officer of the Trust and Allegiant Funds (formerly, Armada Funds) from August 2002 until February 2003.
(7) Ms. Talley, Mr. Glazar and Mr. Kernan also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of Allegiant Funds.

         Mr. Swanson serves as Executive Vice President and Chief Investment Officer of NCC, the indirect parent of the Adviser. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

BOARD COMMITTEES

                  The Board of Trustees has established two committees, i.e., the Audit Committee and the Nominating Committee.

                  The Audit Committee consists of all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee generally oversees the Trust's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.

                  The Nominating Committee includes all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of the Trust to fill any vacancies on the Board. The Nominating
Committee held one meeting during the last fiscal year. The Nominating Committee's procedures provide that the Trust's security holders can submit nominees for consideration for Board vacancies by sending the nomination to the Trust's Secretary, who will submit all nominations to the Committee.

TRUSTEE OWNERSHIP OF ALLEGIANT FUND FAMILY SHARES

                  The   following   table  shows  the  dollar  range  of  shares
beneficially owned by each Trustee in the Fund and the Allegiant fund family in the aggregate as of December 31, 2005

INDEPENDENT TRUSTEES
--------------------------------------------- -------------------------------------- ------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                         DOLLAR RANGE OF                PORTFOLIOS IN ALLEGIANT FUND
NAME OF TRUSTEE/FUND                              EQUITY SECURITIES IN THE FUND          FAMILY OVERSEEN BY TRUSTEE
--------------------------------------------- -------------------------------------- ------------------------------------
ROBERT D. NEARY                                                $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
KELLEY J. BRENNAN                                              $0                                   NONE
--------------------------------------------- -------------------------------------- ------------------------------------
DOROTHY A. BERRY                                               $0                                   NONE
--------------------------------------------- -------------------------------------- ------------------------------------
JOHN F. DURKOTT                                                $0                            $50,001 - $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
RICHARD W. FURST                                               $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
GERALD L. GHERLEIN                                             $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
DALE C. LAPORTE                                                $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
KATHLEEN A. OBERT                                              $0                             $10,001 - $50,000
--------------------------------------------- -------------------------------------- ------------------------------------

INTERESTED TRUSTEES

--------------------------------------------- -------------------------------------- ------------------------------------

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                         DOLLAR RANGE OF              PORTFOLIOS IN THE ALLEGIANT FUND
NAME OF TRUSTEE/FUND                              EQUITY SECURITIES IN THE FUND          FAMILY OVERSEEN BY TRUSTEE
--------------------------------------------- -------------------------------------- ------------------------------------
JOHN G. BREEN                                                  $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
TIMOTHY L. SWANSON                                             $0                              $10,001-$50,000
--------------------------------------------- -------------------------------------- ------------------------------------

As of September 1, 2006, the Trustees and officers of the Trust as a group owned beneficially less than 1% of each class of the outstanding shares of the Fund.

CERTAIN INTERESTS OF INDEPENDENT TRUSTEES

                  Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $7.5 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2004 through December 31, 2005 was not greater than $6,500,000. The balance outstanding as of September 1, 2006 was $5,780,000. Interest is charged at a fluctuating rate equal to NCB's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.

         Ms. Obert serves as Chairman and Chief Executive Officer of Edward Howard & Co. ("EH&C"). EH&C undertakes occasional media training, employee communications, crisis planning, marketing, publicity and corporate communications consulting services for NCB. From January 1, 2004 through December 31, 2004, EH&C earned approximately $60,000 in fees for these services. From January 1, 2005 through December 31, 2005, EH&C earned approximately $90,000 in fees for these services. EH&C expects to be engaged for similar projects by NCB from time to time at comparable fee levels. Ms. Obert has an unused line of credit with NCB in the amount of $50,000.

         Mr. LaPorte serves as Senior Vice President of business development and General Counsel of Invacare Corporation ("Invacare"). Invacare has a $400
million line of credit open with a lending syndicate of eleven banks, one of which is NCB and its subsidiary, National City Bank, Canada Branch ("NCB Canada"), which is under common control with the Adviser. The combined NCB and NCB Canada obligation as part of the syndicate is limited to 15% of the total value of the line of credit, or US $60 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the NCB pro rata share of the credit facility during the period January 1, 2004 to December 31, 2005, based on month end balances, was $46,318,000. The NCB portion of the balance outstanding as of December 31, 2005 was $36,313,000. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages NCB for certain treasury management and stock transfer agency services. From January 1, 2004 through December 31, 2004, NCB earned approximately $210,000 in fees for these services, which represented approximately 0.0023% of NCB's revenues for the period. From January 1, 2005 through December 31, 2005, NCB earned approximately $212,008 in fees for these services, which represented approximately 0.0027% of NCB's revenues for the period. From June 1, 2003 to December 30, 2005, Mr. LaPorte was a Partner at Calfee, Halter & Griswold LLP. Calfee, Halter & Griswold LLP has periodically represented NCB and other affiliates of NCC, excluding investment adviser affiliates, in connection with commercial loans, bond transactions, equity investments and litigation matters. Fees from the representation were significantly less than 1% of the law firm's revenues in each of 2004 and 2005.

BOARD COMPENSATION

                  Effective January 1, 2006, each Trustee receives an annual fee of $40,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Funds. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board receives an additional $25,000 per year and the Chairman of the Audit Committee receives an additional $6,000 per year for their services in these capacities. Prior to January 1, 2006, each Trustee received an annual fee of $25,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Funds. The Chairman of the Board received an additional $21,000 per year and the Chairman of the Audit Committee received an addition $1,000 per quarter for their services in these capacities.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Allegiant Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2006:

                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust+  the Trust's Expense    Retirement         Fund Complex*
----------------                     --------------   --------------------   -------------      -------------
INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                    $4,498.19              $0                   $0                 $96,500

Dorothy A. Berry, Trustee                 $300.00              $0                   $0                 $10,000

Kelly J. Brennan, Trustee                 $300.00              $0                   $0                 $10,000

John F. Durkott, Trustee                $2,876.18              $0                   $0                 $61,500

Richard W. Furst, Trustee               $3,090.01              $0                   $0                 $66,500

Gerald L. Gherlein, Trustee             $2,687.47              $0                   $0                 $61,500

Dale C. LaPorte, Trustee                $2,755.38              $0                   $0                 $61,500

Kathleen A. Obert, Trustee              $2,717.47              $0                   $0                 $62,500


                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust+  the Trust's Expense    Retirement         Fund Complex*
----------------                     --------------   --------------------   -------------      -------------
INTERESTED TRUSTEES

Timothy L. Swanson, President and
Trustee                                    $0                  $0                   $0                   $0
                                           ==                  ==                   ==                   ==

John G. Breen, Trustee                  $2,876.16              $0                   $0                 $61,500
                                        =========              ==                   ==                 =======

--------------------------------------------------------------------------------

+ Including Deferred Compensation in the amount of $810 accrued during the Trust's fiscal year ended May 31, 2006 for Dale C. LaPorte.

*  Each Trustee also serves as a trustee of Allegiant Funds.

CODE OF ETHICS

                  The Trust and the Adviser have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Fund, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENT

                  The Adviser serves as investment adviser to the Fund pursuant to an Advisory Agreement dated October 21, 2004. The Adviser is a wholly owned subsidiary of NCC, a bank holding company with headquarters in Cleveland, Ohio and over 1,300 branch offices in six states. The Adviser is a registered investment adviser with the SEC with approximately $25 billion in assets under management as of June 30, 2006. Allegiant is located at 200 Public Square, 5th Floor, Cleveland, Ohio 44114.

                  For services performed under the Advisory Agreement, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly at the percentage rate as stated in the Prospectuses. From time to time, the Adviser may voluntarily waive fees or reimburse the Fund for expenses. During the period October 28, 2004 (commencement of operations) through May 31, 2005, the Fund incurred advisory fees, net of fee waivers, in the amount of $490,325. During the fiscal year ended May 31, 2006, the Fund incurred advisory fees, net of fee waivers, in the amount of $954,950. During the period October 28, 2004 (commencement of operations) through May 31, 2005, advisory fees were waived in the amount of $213,341. During the fiscal year ended May 31, 2006, advisory fees were waived in the amount of $529,121.

                  Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund.

                  The Adviser will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.

                  In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Fund and furnish to the Trust's Board of Trustees such periodic and special reports as the Board may request.

                  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

                  Unless sooner terminated, the Advisory Agreement continues in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined by the 1940 Act) and a majority of the trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days' written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

APPROVAL OF ADVISORY AGREEMENT

                  A discussion of the Board's deliberations in connection with the annual review of the Advisory Agreement is included in the Trust's Semi-Annual Report to Shareholders dated November 30, 2005.

PROXY VOTING POLICIES AND PROCEDURES

                  The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC's website at http://www.sec.gov.

ADMINISTRATION AND ACCOUNTING SERVICES

                  The Trust has entered into a Co-Administration and Accounting Services Agreement ("Co-Administration Agreement") dated August 31, 2004 with PFPC and NCB pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  PFPC is a wholly owned subsidiary of PNC Financial Services Group. NCB is a wholly owned subsidiary of NCC and an affiliate of the Adviser.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to the Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of the Fund. During the period October 28, 2004 (commencement of operations) through May 31, 2005 the Trust paid to the Co-Administrators administration fees, net of the waivers, of $38,608. During the fiscal year ended May 31, 2006 the Trust paid to the Co-Administrators administration fees, net of fee waivers, of $140,939.

DISTRIBUTOR

                  The Distributor acts as principal underwriter for the Fund's shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.

                  Unless otherwise terminated, the Distribution Agreement between the Trust and the Distributor continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Distributor, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party.

DISTRIBUTION PLAN

                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for Advisor Shares and Institutional Shares (the "12b-1 Plan") which permits the Trust to bear certain expenses in connection with the distribution of Advisor and Institutional Shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and any related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the 12b-1 Plan or any agreement relating to the 12b-1 Plan (the "Disinterested Trustees"), by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. In compliance with the Rule, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the 12b-1 Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the 12b-1 Plan and related agreements will benefit the Trust and its shareholders. For instance, asset growth resulting from the 12b-1 Plan can be expected to benefit Trust shareholders through the realization of economies of scale and potentially lower expense levels.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by the Fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the 12b-1 Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plan may be amended by the Trustees, including a majority of the Disinterested Trustees who do not have any direct or indirect financial interest in the Plan or related agreements. The 12b-1 Plan and related agreements may be terminated as to a particular class by a vote of the Trust's Disinterested Trustees or by vote of the shareholders of the class in question, on not more than 60 days written notice. The selection and nomination of Disinterested Trustees has been committed to the discretion of such Disinterested Trustees as required by the Rule.

                  The 12b-1 Plan provides that the Fund will compensate the Distributor (or any other person) for distribution expenses related to the distribution of Advisor Shares and Institutional Shares in an amount not to exceed .02% per annum of the average daily net assets of such shares. Payments under the 12b-1 Plan are to be used to cover expenses and activities primarily intended to result in the sale of the Fund's Advisor Shares or Institutional Shares. Such expenses may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Advisor Shares and Institutional Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and SAIs to other than current shareholders;
(d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each a "Distribution Organization") with respect to the Fund's Advisor Shares and Institutional Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Advisor Shares and Institutional Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  During the fiscal year ended May 31, 2006, the Trust paid the Distributor the following amounts under the 12b-1 Plan: $88,892 with respect to Institutional Shares and $0 with respect to Advisor Shares.

                  During the fiscal year ended May 31, 2006, the Distributor incurred the following expenses in connection with distribution under the 12b-1 Plan.

                                                                                           Preparation
                                                                           Printing and        and
                                                              Allocable     Mailing of    Distribution
                                              Compensation    Overhead,    Prospectuses     of Sales
                                              and Expenses    Telephone   to Other Than    Literature
                             Compensation      of Sales      and Travel      Current           and
FUND                          to Dealers       Personnel      Expenses     Shareholders    Advertising     Totals
----                          ----------       ---------      --------     ------------    -----------     ------
     Institutional Shares         $0               $0            $0            $0             $1,125       $1,125
     Advisor Shares               $0               $0            $0            $0             $1,125       $1,125

                  The Adviser, its affiliates or the Fund's Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder service fees paid by the Fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and National Association of Securities Dealers. These payments are sometimes referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Fund to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Fund's shares or the provision of services to the Fund.

                  From time to time, the Adviser or the Fund's Distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

CUSTODIAN SERVICES AND TRANSFER AGENCY SERVICES AGREEMENTS

                  PFPC Trust Co., with offices at 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian (the "Custodian") to the Trust pursuant to a Custodian Services Agreement dated October 21, 2004. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                  PFPC, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Fund pursuant to a Transfer Agency Services Agreement dated June 10, 2006. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes the Fund's cash distributions to shareholders. Prior to June 10, 2006, Boston Financial Data Services served as the Trust's transfer agent and dividend disbursing agent with respect to the Fund.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented a Shareholder Services Plan with respect to the Fund's Advisor Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of the Fund's Advisor Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.10% of the NAV attributable to the Fund's Advisor Shares held by a financial institution's customers.

                  Services under the Services Plan may include:

         (i) aggregating and processing purchase and redemption requests for Advisor Shares and placing net purchase and redemption orders with the Distributor or Transfer Agent;

         (ii) providing clients with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;

         (iii) processing dividend payments from the Fund and assisting clients in changing dividend options, account designations and addresses;

         (iv) providing information periodically to show client's their positions in Advisor Shares;

         (v)      arranging for bank wires;

         (vi) responding to client inquiries relating to the services performed by the financial intermediary;

         (vii)    providing   subaccounting   with  respect  to  Advisor  Shares
                  beneficially owned by clients;

         (viii) if required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to clients; and

         (ix) providing such other similar services as the Trust may reasonably request to the extent permissible under applicable statutes, rules, or regulations. Upon request, provide clients a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor Shares.

                   Servicing Agreements between the Trust and financial institutions are terminable, without penalty, at any time by the Trust (which termination may be by vote of a majority of the Disinterested Trustees) or by the financial institution upon notice to the Trust.

                             PORTFOLIO TRANSACTIONS

                  Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  During the period October 28, 2004 (commencement of operations) through May 31, 2005, the Trust did not pay any brokerage commissions. During the fiscal year ended May 31, 2006, the Trust did not pay any brokerage commissions.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Such research services may include research reports on companies; industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Fund.

                  Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of the Fund's aggregate holdings of securities of its regular broker-dealers as of May 31, 2006 is as follows:

-------------------------------------------------------------------------------------------------------
                                                                 Value of Fund's Aggregate
Fund                                 Issuer                      Holdings of Issuer
-------------------------------------------------------------------------------------------------------
Institutional Money Market Fund
-------------------------------------------------------------------------------------------------------
                                     Deutsche Bank               $102,344,000
-------------------------------------------------------------------------------------------------------
                                     Bank of America             $80,000,000
-------------------------------------------------------------------------------------------------------
                                     Greenwich Capital           $55,000,000
-------------------------------------------------------------------------------------------------------
                                     Morgan Stanley              $50,000,000
-------------------------------------------------------------------------------------------------------
                                     Merrill Lynch               $30,051,000
-------------------------------------------------------------------------------------------------------
                                     Goldman Sachs & Co.         $15,964,000
-------------------------------------------------------------------------------------------------------
                                     Barclays Bank PLC           $10,000,000
-------------------------------------------------------------------------------------------------------
                                     JP Morgan Chase & Co.       $6,806,000
-------------------------------------------------------------------------------------------------------

                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Fund, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's accounts are customers of the commercial departments of any of the Adviser's affiliates.

                  Investment decisions for the Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  Ernst & Young LLP, Independent Registered Public Accounting Firm, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting Firm for the Fund. The financial highlights for the Fund in the Prospectuses and the financial statements for the Fund contained in the 2006 Annual Report are incorporated by reference into this SAI and were audited by Ernst & Young LLP.

                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION

YIELDS FOR THE FUND

                  Yields for the Fund are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in the Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by the Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for the Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

TOTAL RETURN QUOTATIONS

                  Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

                  Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


                  The Trust is a Massachusetts business trust. The Trust was organized on May 18, 1993 and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 19, 1993. The Declaration of Trust authorizes the Trust, through the Board of Trustees, to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes by setting or changing in one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations, as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this SAI and the related Prospectuses:

------------------------------------------------- ------------------------------
           Institutional Money Market Fund:       Institutional Shares
------------------------------------------------- ------------------------------
                                                  Advisor Shares
------------------------------------------------- ------------------------------

                  The Trust's shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual fund, shareholders of the fund are entitled to receive the assets available for distribution belonging to the fund, at a proportionate distribution based on the relative asset values of the fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interest of each fund in the matter is substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to the fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

                  Shareholders are entitled to one vote for each dollar of NAV invested and a proportionate fractional vote for any fraction of one dollar of NAV invested, and will vote in the aggregate, and not by class except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon affects only interests of the shareholders of a particular class. Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders.

                  The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. The Trust's Agreement and Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

                  The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or
(c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of the Trust's shares at their NAV. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

                  As used in this SAI, "vote of a majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

                                  MISCELLANEOUS

                  Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.

                  The  Trust  is  registered   with  the  SEC  as  a  management
investment company. Such registration does not involve supervision of the management policies of the Trust.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                  As of September 1, 2006, the following persons owned of record 5 percent or more of the outstanding shares of the Fund.

FUND NAME AND CLASS/SHAREHOLDER                          SHARES OUTSTANDING      PERCENTAGE
--------------------------------                         ------------------      ----------
ALLEGIANT ADVANTAGE INSTL MM FUND ADVISOR CLASS
PFPC DISTRIBUTORS INC
ATTN BRUNO DISTEFANO
KING OF PRUSSIA PA 19406-1212                                       10.000         99.9001
ALLEGIANT ADVANTAGE INSTL MM FUND INSTL CLASS
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
CLEVELAND OH 44135-1389                                    650,858,433.650         40.5427
ALLEGIANT ADVANTAGE INSTL MM FUND INSTL CLASS
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
CLEVELAND OH 44135-1389                                    229,499,851.740         14.2958
ALLEGIANT ADVANTAGE INSTL MM FUND INSTL CLASS
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
CLEVELAND OH 44101-4777                                    211,565,331.170         13.1787
ALLEGIANT ADVANTAGE INSTL MM FUND INSTL CLASS
WHITELAW & CO
FBO NC S & I PLAN I
TRUST MUTUAL FUNDS
CLEVELAND OH 44101-4984                                    134,175,733.450          8.3580
ALLEGIANT ADVANTAGE INSTL MM FUND INSTL CLASS
SAXON AND CO
PHILADELPHIA PA 19153-3111                                  81,819,829.000          5.0967

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.

         "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.

         In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "N.R." - Not rated.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not rate the issuer or issue in question.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", "CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

          "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B


                       ALLEGIANT ASSET MANAGEMENT COMPANY
                       PROXY VOTING POLICY AND PROCEDURES
                                 AUGUST 22, 2006


The purpose of these proxy voting policy and procedures is to ensure that Allegiant Asset Management Company ("AAM") and the subsidiary banks of National City Corporation (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. AAM and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

NEW ACCOUNT PROCEDURES

AAM's standard Investment Management Agreement conveys the authority to vote proxies to AAM. When the agreement states that the client has delegated proxy-voting authority to AAM, AAM will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that AAM vote in accordance with such client's proxy voting policy and provides this proxy voting policy to AAM, AAM will vote as instructed. In the event a contract is silent on the matter, AAM should get written confirmation from such client as to its preference, where possible. AAM will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

PROXY HANDLING PROCEDURES

With respect to those proxies for which AAM and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the National City Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and AAM with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both AAM and the Banks.

The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of AAM, to assist in the administration of proxy material and record the minutes of the Committee meeting. AAM and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.

AUTHORITY TO VOTE PROXIES

The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that AAM or any of the subsidiary banks of National City Corporation have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:
o Publicly available  information
o Research provided by the Service
o Industry practices
o Any  special  circumstances  relating  to the  company

o Advice  from  portfolio managers  or  investment  professionals
o Advice  from  legal  counsel
o Market conditions
o Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders.

In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

o the proxy is written in a language other than English and no translation has been provided;
o the proxy require overseas travel in order to vote; or
o securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.


CONFLICTS OF INTEREST

A conflict of interest occurs when the interests of National City Corporation, its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.

Identification of Conflicts of Interest: It is acknowledged that the AAM and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of National City Corporation or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of National City's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for National City Corporation.

The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of National City Corporation and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of AAM provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.

REVIEW OF POLICY

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:

(1) A copy of this proxy voting policy and procedures
(2) All proxy statements regarding client securities
(3) All records of votes cast on behalf of clients

(4) All records of client requests for proxy voting information
(5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.

                                    EXHIBIT A
                         SUMMARY PROXY VOTING GUIDELINES

1. OPERATIONAL ITEMS

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

o Election of Directors in a non-contested election
o Ratifying Auditors
o Increasing or decreasing amounts of authorized stock
o Changing terms of authorized stock
o Company name changes
o Stock splits
o Changing size of board
o Opting into or out of optional provisions of state corporation laws
o Changing annual meeting date or location
o Changing  state of incorporation
o Changing bylaws or charter that are of a housekeeping nature (updates or corrections).
o Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:
o Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.
o Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable
o Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:
o Confidential voting
o Independent Audit Committees
o Independent Nominating Committees

o Independent Compensation Committees
o Auditors at annual meetings
o Requiring information on proponents of shareholder resolutions
o Fixing the board size or designating a range for the board size.
o Repealing classified boards and electing all directors annually
o Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
o Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
o Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder
o Reduction of the par value of common stock.
o Implementing a reverse stock split when the number of authorized shares will be proportionately reduced.
o Implementing a reverse stock split to avoid delisting.
o Instituting open-market share repurchase plans in which all shareholders may participate on equal terms.
o Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee.

The Committee recommends a vote AGAINST:
o Blank check preferred stock
o Classifying the board
o "Fair Price" provisions requiring greater than a majority vote of all shares
o Greenmail
o Preemptive rights
o Supermajority voting requirements
o Proposals to eliminate cumulative voting*
o Shareholder Advisory Committees,  or other attempts to involve shareholders or
  other  constituencies   directly  in  board  decision  making  Targeted  share
  placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)
o Poison Pills
o Limiting shareholders' right to act by written consent
o Limiting shareholders' right to call meetings
o Requiring inclusion of abstentions in voting results
o Repricing of "underwater" options
o Shareholder proposals to impose a mandatory retirement age for outside directors.
o Giving management the ability to alter the size of the board outside of a specified range without shareholder approval

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:
o Required  representation of specific gender, race, or interest groups on board
o Age or term limits for directors
o Same person  holding more than one office
o Shareholder requests for changes in voting requirements not otherwise covered in these guidelines


With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:


The Committee recommends voting FOR

o Restoring  shareholder  ability to remove  directors  with or without cause.
o Permitting shareholders to elect directors to fill board vacancies.
o Requiring that a majority or more of directors be independent.
o Expanded liability and indemnification coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply: (i) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) Only the director's legal expenses would be covered.

The Committee recommends voting AGAINST:

o Expanding indemnification coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
o Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.
o Shareholder proposals requiring two candidates per board seat.
o Allowing only continuing directors may elect replacements to fill board vacancies.
o Proposals that directors may be removed only for cause.
o Shareholder proposals to limit the tenure of outside directors.
o Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS
The  Committee   recommends   voting  FOR  proposals  to  restore,   or  provide
shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
The Committee recommends voting FOR proposals to restore voting rights to the control shares.
The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS
The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

o Stock option plans
o Restricted stock bonus plans
o Director stock ownership proposals
o Executive compensation proposals

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS
The Committee recommends voting AGAINST retirement plans for nonemployee directors.
The  Committee   recommends  voting  FOR  shareholder   proposals  to  eliminate
retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS
The Committee recommends voting FOR employee stock purchase plans where all of the following apply:
1. Purchase price is at least 85 percent of fair market value
2. Offering period is 27 months or less, and
3. Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS
The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, the Committee recommends voting FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.
The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

GOLDEN AND TIN PARACHUTES
The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY
As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:
o Requiring reports that go beyond standard industry practice.
o Restricting the company's ability to do business in any location or with any particular group.
o Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7.  ENVIRONMENT AND ENERGY

ENVIRONMENTAL REPORTS
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws have reporting requirements.
The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.
The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.
The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES
The Committee recommends voting AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS
The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS
The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY
Generally vote FOR reports on the company's efforts to diversify the board, unless:
     1. The board composition is reasonably inclusive in relation to companies of similar size and business or
     2. The board already reports on its nominating procedures and diversity initiatives.


EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:

     1.   The company has well-documented equal opportunity programs
     2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     3.   The company has no recent EEO-related violations or litigation.

The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
     1.   The composition of senior management and the board is fairly inclusive
     2. The company has well-documented programs addressing diversity initiatives and leadership development
     3. The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     4. The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION
The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

8. MUTUAL FUND PROXIES

APPROVE NEW CLASSES OR SERIES OF SHARES
The Committee recommends voting FOR the establishment of new classes or series of shares.

REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENTS
The Committee recommends voting FOR proposals to change a fund's fundamental investment objective to nonfundamental.

Generally, the Committee recommends voting FOR any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to make material changes to amend the fund's management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Removal of shareholder approval requirement to change the domicile of the fund

The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisors without shareholder approval, when the registered investment company has applied for or received exemptive relief from the SEC.

                            ALLEGIANT ADVANTAGE FUND

                                     PART C

                                OTHER INFORMATION


ITEM 23.     EXHIBITS


     (a) (1) Declaration of Trust dated May 18, 1993 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on April 16, 1997 ("PEA No. 5").

         (2) Amendment No. 1 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on May 1, 2000 ("PEA No. 13").

         (3) Amendment No. 2 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 20").

     (b) (1) Code of Regulations is incorporated herein by reference to
             Exhibit 2(a) of PEA No. 5.

         (2) Amendment to Code of Regulations dated February 10, 1994 is incorporated herein by reference to Exhibit 2(b) of PEA No. 5.

     (c) Article III, Sections 3.1a and 3.1b; Article V, Sections 5.1b and 5.1c; and Article VIII, Section 8.1 of the Registrant's Declaration of Trust are incorporated herein by reference to Exhibit 1 of PEA No. 5.

     (d) Advisory Agreement dated October 21, 2004 between Registrant and National City Investment Management Company with respect to the Armada Advantage Institutional Money Market Fund is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on September 28, 2005 ("PEA No. 21").

     (e) Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on October 25, 2004 ("PEA No. 18").

     (f)     Not Applicable.

     (g) Form of Custodian Services Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) of PEA No. 18.

     (h) (1) Transfer Agency Services Agreement between Registrant and PFPC Inc., dated June 10, 2006, is filed herewith.

         (2) Co-Administration and Accounting Services Agreement dated August 31, 2004 among Registrant, PFPC Inc. and National City Bank is incorporated herein by reference to Exhibit (h)(2) of PEA No. 18.

         (3) Amendment to the Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated September 1, 2006 is filed herewith.

         (4) Shareholder Services Plan for Advisor Shares dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on August 11, 2004 ("PEA No. 17").

         (5) Form of Servicing Agreement relating to the Shareholder Services Plan dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(4) of PEA No. 17.

     (i) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant, dated September 28, 2006 is filed herewith.

     (j) (1) Consent of Drinker Biddle & Reath LLP is filed herewith.

         (2) Consent of Ernst & Young LLP is filed herewith.

     (k)     Not Applicable.

     (l) Purchase Agreement between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (l) of PEA No. 18.

     (m) Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m) of PEA No. 18.

     (n) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated July 22, 2004 is incorporated herein by reference to Exhibit
             (n) of PEA No. 17.

     (p) (1) Inside Information Statement and Code of Ethics Relating to Personal Securities Transactions of Allegiant Asset Management Company, Allegiant Funds, and Allegiant Advantage Fund dated September 2005 incorporated herein by reference to Exhibit (p) of PEA No. 21.

         (2) Code of Ethics of Allegiant Asset Management Company, Allegiant Funds and Allegiant Advantage Fund dated August 2006 is filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Armada Funds.

ITEM 25. INDEMNIFICATION

         Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e) hereto, Section 12 of the Custodian Services Agreement incorporated by reference as Exhibit (g) hereto, Section 9 of the Advisory Agreement incorporated by reference as Exhibit (d) hereto,
         Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(3) hereto, and Section 12 of the Transfer Agency Services Agreement filed herewith, respectively. Registrant has obtained from a major insurance carrier a Trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant. In addition, Section 9.2 of Registrant's Agreement and Declaration of Trust dated May 18, 1993, provides as follows:

         9.2 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a Trustee or officer of the Trust and any person rendering or having rendered Investment Advisory, administrative, distribution, custodian or transfer agency services to the Trustee or to the Trust or any series thereof pursuant to Article VII of this Declaration of Trust or otherwise, and every officer, director, Trustee, Shareholder, employee and agent of any such person (all persons hereinafter referred to as the "covered persons") against all liabilities and expenses (including amounts paid in satisfaction of judgments, and compromise, as fines an penalties, and as counsel fees (reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or which he may be threatened while as a covered person or thereafter, by reason of his being or having been such a covered person except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromised payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel, have been adjudicated in favor of such person. The rights accruing to any covered person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided, however, that no covered person may satisfy any right of indemnity or reimbursement except out of the property of the Trust. If the Trustees make advance payments in connection with the indemnification under this Section 9.2; provided, however, that the indemnified covered person shall have given a written undertaking to reimburse the Trust in the event that it is subsequently determined that he is not entitled to such indemnification. Rights of indemnification herein provided may be insured against by policies maintained by the Trust. Such rights of indemnification are severable, and such inure to the benefit of the heirs, executors, administrators and other legal representatives of such covered persons.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION.

         (a) The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC Trust's duties or responsibilities under this Agreement. Subject to paragraph (b) below, the provisions of this Section 12 shall survive termination of this Agreement.

         (b) A claim by PFPC Trust for indemnification under this Agreement must be made prior to the earlier of (i) one year after PFPC Trust becomes aware of the event for which indemnification is claimed; or
             (ii) one year after the earlier of termination of this Agreement or the expiration of the term of this Agreement.

         (c) Except for remedies that cannot be waived as a matter of law (and injunctive or professional relief), the provisions of this Section 12 shall be PFPC Trust's sole and exclusive remedy for claims or other actions or proceedings to which the Fund's indemnification obligations pursuant to this Section 12 apply.

             Section 12 of Registrant's Transfer Agency Services Agreement provides as follows:

         12. INDEMNIFICATION

             Each Fund, on behalf of the Portfolios, agrees to indemnify, defend and hold harmless PFPC and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC takes in connection with the provision of services to a Fund. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC's activities under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund. The provisions of this Section 12 shall survive termination of this Agreement.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

             (a) Investment Adviser: Allegiant Asset Management Company
             ("AAMC").

             AAMC performs investment advisory services for Registrant and certain other investment advisory customers. AAMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation").

             To the knowledge of the Registrant, none of the directors or officers of AAMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of AAMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of AAMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                       ALLEGIANT ASSET MANAGEMENT COMPANY

                   Position with
                   Allegiant
                   Asset Management          Other Business       Type of
Name               Company                   Connections          Business
----               ---------                 ----------------     --------
John Abunassar     Director, President and   National City Bank   Bank affiliate
                   Chief Executive Officer
Kathleen T. Barr   Director and Senior       National City Bank   Bank affiliate
                   Managing Director
Joseph C. Penko    Director, Treasurer and   National City Bank   Bank affiliate
                   Managing Director

ITEM 27.          PRINCIPAL UNDERWRITER

             (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of June 30, 2006:

                           Allegiant Funds
                           Allegiant Advantage Fund
                           WT Investment Trust

                  Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at
                  760 Moore Road, King of Prussia, Pennsylvania 19406.

             (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

                  Philip H. Rinnander       -        President & Owner
                  Barbara A. Rice           -        Vice President
                  Thomas L. Schwegel        -        Vice President
                  Jennifer DiValerio        -        Vice President

             (c)  Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

         (1) Allegiant Asset Management Company, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser for the Registrant).

         (2) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

         (3) National City Bank, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to its functions as co-administrator for the Registrant).

         (4) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian for the Registrant).

         (5) PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as co-administrator and transfer agent for the Registrant).

         (6) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).

ITEM 29.     MANAGEMENT SERVICES

             Not Applicable.

ITEM 30.     UNDERTAKINGS

             None.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 28th day of September, 2006.

                            ALLEGIANT ADVANTAGE FUND

                                            /s/ Timothy L. Swanson
                                            ----------------------
                                            Timothy L. Swanson
                                            President, Chief Executive Officer,
                                            Chief Legal Officer and Trustee

            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 23 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                        Date
---------                     -----                        ----
/s/ Patrick Glazar            Treasurer                    September 28, 2006
----------------------
Patrick Glazar

*Dorothy A. Berry             Trustee                      September 28, 2006
-----------------
Dorothy A. Berry

*Kelley J. Brennan            Trustee                      September 28, 2006
------------------
Kelley J. Brennan

*John G. Breen                Trustee                      September 28, 2006
------------------
 John G. Breen

*John F. Durkott              Trustee                      September 28, 2006
----------------------
 John F. Durkott

*Richard W. Furst             Trustee                      September 28, 2006
----------------------
 Richard W. Furst

*Gerald Gherlein              Trustee                      September 28, 2006
----------------------
Gerald Gherlein

*Dale C. LaPorte              Trustee                      September 28, 2006
----------------------
Dale C. LaPorte

/s/ Timothy L. Swanson        President, Chief Executive   September 28, 2006
----------------------        Officer, Chief Legal
Timothy L. Swanson            Officer and Trustee

*Robert D. Neary              Trustee and Chairman         September 28, 2006
----------------------        of the Board
 Robert D. Neary

*Kathleen A. Obert            Trustee                      September 28, 2006
-----------------------
Kathleen A. Obert

*By:   /s/ Timothy L. Swanson
       ----------------------
       Timothy L. Swanson
       Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUND

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on May 16, 2006 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Allegiant Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Timothy L. Swanson and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.


                                                     ALLEGIANT ADVANTAGE FUND


                                                     By:   /s/ Audrey C. Talley
                                                           --------------------
                                                           Audrey C. Talley
                                                           Secretary


Dated:   September 28, 2006

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 17, 2006


/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006



/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Kelley J. Brennan
--------------------
Kelley J. Brennan

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006




/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John G. Breen, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006




/s/ John G. Breen
-----------------
John G. Breen

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006




/s/ Kathleen A. Obert
---------------------
Kathleen A. Obert

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006




/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION

(h)(1) Transfer Agency Services Agreement between Registrant and PFPC Inc., dated June 10, 2006.

(h)(4)   Amendment to the Co-Administration and Accounting
         Services Agreement among Registrant, PFPC Inc. and
         National City Bank, dated September 1, 2006.

(i)      Opinion of Drinker Biddle & Reath LLP.

(j)(1)   Consent of Drinker Biddle & Reath LLP.

(j)(2)   Consent of Ernst & Young LLP.

(p)(2)   Code of Ethics of Allegiant Asset Management Company,
         Allegiant Funds and Allegiant Advantage Fund dated
         August 2006.